Prospector Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Prospector Funds, Inc. (the “Company”)
Securities Act Registration No.:  333-143669
Investment Company Registration No.: 811-22077

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, on behalf of its series, Prospector Capital Appreciation Fund and Prospector Opportunity Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Company dated April 29, 2016, and filed electronically as Post-Effective Amendment No. 15 to the Company’s Registration Statement on Form N-1A on April 26, 2016.

Please direct any inquiries regarding this filing to me at (414) 765-6620.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Alia M. Vasquez
Alia M. Vasquez, Esq.
Vice President
For U.S. Bancorp Fund Services, LLC,
as Administrator to the Trust